PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

Voya VACS Series HYB Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 88.1%
Basic Materials : 4.9%
600,000
(1)
Axalta Coating Systems
Dutch Holding B BV,
7.250%,
02/15/2031 $ 624,011
0.2
615,000
(1)
Axalta Coating
Systems LLC, 3.375%,
02/15/2029 588,761
0.2
1,000,000
(1)
Bond US Bidco 1,
Inc./Bidco 2/Bidco 3/
German Bidco 1 GmbH/
German Bidco 2,
7.125%,
06/15/2033 1,010,327
0.4
835,000
(1)
Capstone Copper Corp.,
6.750%,
03/31/2033 846,868
0.3
2,375,000  Celanese US Holdings
LLC, 6.750%,
04/15/2033 2,420,672
0.8
507,000
(1)
Chemours Co., 5.750%,
11/15/2028 508,408
0.2
780,000
(1)
Chemours Co., 7.875%,
03/15/2034 784,497
0.3
1,430,000
(1)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 1,381,146
0.5
960,000
(1)
Cleveland-Cliffs, Inc.,
7.625%,
01/15/2034 959,429
0.3
1,100,000
(1)
Coeur Mining, Inc.,
6.875%,
04/01/2032 1,126,404
0.4
550,000
(1)
Commercial Metals Co.,
5.750%,
11/15/2033 547,051
0.2
720,000
(1)
Commercial Metals Co.,
6.000%,
12/15/2035 718,521
0.2
1,250,000
(1)
Constellium SE,
5.625%,
06/15/2028 1,250,557
0.4
680,000
(1)
Novelis Corp., 3.875%,
08/15/2031 619,778
0.2
395,000
(1)
Novelis Corp., 4.750%,
01/30/2030 382,123
0.1
610,000  Olin Corp., 5.000%,
02/01/2030 591,715
0.2
14,360,268
4.9
Communications : 11.8%
195,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.250%,
01/15/2034 165,264
0.1
2,075,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
08/15/2030 1,930,182
0.7
1,795,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 1,585,917
0.5
1,635,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 1,615,359
0.6
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
165,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 $ 164,751
0.1
1,040,000
(1)
Cipher Compute LLC,
7.125%,
11/15/2030 1,082,403
0.4
2,020,000
(1)
Directv Financing LLC,
8.875%,
02/01/2030 2,058,366
0.7
82,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 81,930
0.0
2,665,000  Discovery Global
Holdings, Inc., 4.279%,
03/15/2032 2,393,090
0.8
755,000
(1)
GCI LLC, 4.750%,
10/15/2028 720,066
0.2
1,140,000
(1)
Gen Digital, Inc.,
6.250%,
04/01/2033 1,124,381
0.4
825,000
(1)
Gray Media, Inc.,
9.625%,
07/15/2032 796,975
0.3
880,000  Lamar Media Corp.,
4.000%,
02/15/2030 841,843
0.3
2,020,000
(1)
Level 3 Financing, Inc.,
6.875%,
06/30/2033 2,076,671
0.7
355,000
(1)
Level 3 Financing, Inc.,
7.500%,
02/15/2037 364,684
0.1
1,515,000
(1)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 1,495,254
0.5
1,025,000
(1)
McGraw-Hill Education,
Inc., 5.750%,
08/01/2028 1,021,402
0.4
1,140,000
(1)
Meridian Arc Holdco
LLC, 6.250%,
04/30/2031 1,143,300
0.4
895,000
(1)
Nexstar Media, Inc.,
4.750%,
11/01/2028 877,223
0.3
1,075,000
(1)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 6.000%,
06/15/2034 1,073,586
0.4
1,085,000
(2)
Paramount Global,
6.875%,
04/30/2036 1,018,267
0.3
790,000  Paramount Global,
7.875%,
07/30/2030 829,918
0.3
1,245,000
(1)
Sirius XM Radio LLC,
5.875%,
04/15/2032 1,231,185
0.4
1,313,000
(1)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 1,311,908
0.4
1,205,000
(1)
Snap, Inc., 6.875%,
03/15/2034 1,167,516
0.4
995,000
(1)
Stagwell Global LLC,
5.625%,
08/15/2029 960,414
0.3
830,000
(1)
SV RNO Property
Owner 1 LLC, 5.875%,
03/01/2031 818,561
0.3
950,000
(1)
Versant Media
Group, Inc., 7.250%,
01/30/2031 983,435
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
580,000
(1)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 $ 553,599
0.2
400,000
(1)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 329,038
0.1
1,000,000
(1)
Vmed O2 UK Financing
I PLC, 6.750%,
01/15/2033 847,631
0.3
1,595,000
(1)
WULF Compute LLC,
7.750%,
10/15/2030 1,676,286
0.6
34,340,405
11.8
Consumer, Cyclical : 15.7%
905,000
(1)
Acushnet Co., 5.625%,
12/01/2033 902,472
0.3
1,000,000
(1)
ADI Escrow Issuer LLC,
7.125%,
07/15/2034 1,020,794
0.3
1,060,000
(1)
Adient Global
Holdings Ltd., 7.500%,
02/15/2033 1,094,097
0.4
460,000
(1)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 481,156
0.2
720,000
(1)
Advance Auto
Parts, Inc., 7.000%,
08/01/2030 738,693
0.3
580,000
(1)
Advance Auto
Parts, Inc., 7.375%,
08/01/2033 601,538
0.2
570,000
(1)
Allison Transmission,
Inc., 5.875%,
06/01/2029 574,681
0.2
560,000
(1)
Allison Transmission,
Inc., 5.875%,
12/01/2033 558,536
0.2
860,000
(1)
American Airlines, Inc.,
7.250%,
02/15/2028 871,202
0.3
1,530,000
(1)
American Axle &
Manufacturing, Inc.,
7.750%,
10/15/2033 1,512,469
0.5
1,460,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 1,463,952
0.5
905,000
(1)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 870,341
0.3
1,425,000
(1)
Caesars Entertainment,
Inc., 7.000%,
02/15/2030 1,434,043
0.5
1,135,000
(1)
Carnival Corp., 5.750%,
08/01/2032 1,147,505
0.4
915,000
(1)
Cinemark USA, Inc.,
7.000%,
08/01/2032 944,551
0.3
1,090,000
(1)
Clarios Global L.P. /
Clarios US Finance Co.,
6.750%,
09/15/2032 1,113,898
0.4
825,000
(1)
Core & Main L.P.,
6.000%,
07/01/2034 829,730
0.3
610,000
(1)
Gaia Purchaser, Inc.,
7.625%,
07/15/2033 617,373
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
545,000
(1)
Gap, Inc., 3.625%,
10/01/2029 $ 513,887
0.2
720,000
(1)
Gap, Inc., 3.875%,
10/01/2031 656,457
0.2
810,000
(1)
Gates Corp., 6.875%,
07/01/2029 829,463
0.3
755,000  Goodyear Tire &
Rubber Co., 6.625%,
07/15/2030 729,786
0.2
865,000  Goodyear Tire &
Rubber Co., 8.875%,
07/15/2032 873,079
0.3
390,000
(1)
Hilton Domestic
Operating Co., Inc.,
5.750%,
09/15/2033 391,654
0.1
440,000
(1)
Hilton Domestic
Operating Co., Inc.,
5.875%,
04/01/2029 445,155
0.2
850,000
(1)
Hilton Domestic
Operating Co., Inc.,
5.875%,
03/15/2033 858,155
0.3
1,280,000
(1)
International Game
Technology PLC,
5.250%,
01/15/2029 1,276,428
0.4
895,000
(1)
Light & Wonder
International, Inc.,
6.250%,
10/01/2033 890,534
0.3
505,000
(1)
Light & Wonder
International, Inc.,
7.500%,
09/01/2031 523,695
0.2
235,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 211,522
0.1
114,000
(1)
Macy's Retail Holdings
LLC, 5.875%,
03/15/2030 114,090
0.0
665,000
(1)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 668,718
0.2
445,000  MGM Resorts
International, 4.750%,
10/15/2028 442,099
0.1
490,000
(2)
MGM Resorts
International, 6.500%,
04/15/2032 490,367
0.2
850,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 837,054
0.3
235,000
(1)
Murphy Oil USA, Inc.,
5.875%,
06/01/2034 235,882
0.1
845,000
(1)
NCL Corp. Ltd.,
5.875%,
01/15/2031 820,725
0.3
1,195,000
(1)
NCL Corp. Ltd.,
6.750%,
02/01/2032 1,193,156
0.4
535,000  Newell Brands, Inc.,
6.375%,
09/15/2027 540,548
0.2
640,000
(2)
Newell Brands, Inc.,
6.625%,
05/15/2032 648,446
0.2
635,000
(1)
Newell Brands, Inc.,
8.500%,
06/01/2028 663,764
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,050,000
(1)
Pioneer Opco LLC,
7.000%,
05/15/2033 $ 1,069,798
0.4
260,000
(1)
QXO Building
Products, Inc., 6.500%,
07/15/2031 265,129
0.1
210,000
(1)
QXO Building
Products, Inc., 6.875%,
07/15/2034 215,707
0.1
905,000  Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
04/01/2032 925,152
0.3
810,000
(1)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 692,902
0.2
1,050,000
(1)(2)
SeaWorld Parks &
Entertainment, Inc.,
5.250%,
08/15/2029 1,028,213
0.4
735,000
(1)
Somnigroup
International, Inc.,
3.875%,
10/15/2031 675,981
0.2
530,000
(1)
Somnigroup
International, Inc.,
4.000%,
04/15/2029 511,279
0.2
1,360,000
(1)
Station Casinos LLC,
4.500%,
02/15/2028 1,345,186
0.5
660,000
(1)
Tenneco, Inc., 8.000%,
11/17/2028 664,501
0.2
995,000
(1)
Victoria's Secret & Co.,
4.625%,
07/15/2029 969,643
0.3
1,070,000
(1)
Viking Cruises Ltd.,
5.875%,
10/15/2033 1,072,200
0.4
350,000
(1)
Viking Cruises Ltd.,
7.000%,
02/15/2029 351,358
0.1
935,000
(1)
Voyager Parent LLC,
9.250%,
07/01/2032 989,355
0.3
525,000
(1)
Whirlpool Corp.,
7.500%,
07/01/2031 532,585
0.2
525,000
(1)
Whirlpool Corp.,
7.875%,
07/01/2034 528,466
0.2
1,045,000
(1)
Wynn Resorts Finance
LLC / Wynn Resorts
Capital Corp., 6.250%,
03/15/2033 1,049,489
0.4
1,390,000  Yum! Brands, Inc.,
3.625%,
03/15/2031 1,294,372
0.4
45,813,011
15.7
Consumer, Non-cyclical : 17.7%
1,035,000
(1)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 1,030,873
0.4
500,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
4.875%,
02/15/2030 484,029
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
995,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.750%,
03/31/2034 $ 948,827
0.3
1,115,000
(1)
Albion Financing 1 Sarl /
Aggreko Holdings, Inc.,
7.000%,
05/21/2030 1,155,262
0.4
955,000
(1)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 941,744
0.3
500,000
(1)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 491,748
0.2
1,050,000
(1)
APi Group DE, Inc.,
5.750%,
06/01/2034 1,040,696
0.4
138,000
(1)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 5.750%,
07/15/2027 138,486
0.1
1,155,000
(1)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 1,167,278
0.4
945,000
(1)
Bausch & Lomb
Escrow Corp., 8.375%,
10/01/2028 972,169
0.3
950,000
(1)
BellRing Brands, Inc.,
7.000%,
03/15/2030 950,544
0.3
935,000
(1)
Belron UK Finance
PLC, 5.750%,
10/15/2029 939,929
0.3
660,000
(1)
Brink's Co., 6.500%,
06/15/2029 673,702
0.2
255,000
(1)
Brink's Co., 6.750%,
06/15/2032 260,789
0.1
2,725,000  Centene Corp., 3.375%,
02/15/2030 2,541,183
0.9
625,000
(1)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 590,181
0.2
315,000
(1)
CHS/Community Health
Systems, Inc., 6.000%,
01/15/2029 312,064
0.1
900,000
(1)
Cimpress PLC, 7.375%,
09/15/2032 910,603
0.3
1,035,000
(1)
Concentra Escrow
Issuer Corp., 6.875%,
07/15/2032 1,072,659
0.4
920,000
(1)
CPI CG, Inc., 10.000%,
07/15/2029 968,314
0.3
765,000
(1)
DaVita, Inc., 3.750%,
02/15/2031 709,159
0.2
1,205,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 1,168,093
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
395,000
(1)
DaVita, Inc., 6.750%,
07/15/2033 $ 407,815
0.1
1,065,000
(1)
Embecta Corp.,
5.000%,
02/15/2030 829,915
0.3
1,230,000
(1)(2)
EquipmentShare.
com, Inc., 8.000%,
03/15/2033 1,260,220
0.4
1,135,000
(1)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 1,145,659
0.4
600,000
(1)
Genmab A/S/Genmab
Finance LLC, 6.250%,
12/15/2032 611,798
0.2
1,000,000
(1)
Genmab A/S/Genmab
Finance LLC, 7.250%,
12/15/2033 1,043,258
0.4
990,000
(1)
Global Medical
Response, Inc.,
7.375%,
10/01/2032 1,026,531
0.4
990,000
(1)
Herc Holdings, Inc.,
7.000%,
06/15/2030 1,025,890
0.4
800,000
(1)(2)
Herc Holdings, Inc.,
7.250%,
06/15/2033 834,606
0.3
835,000
(1)
Industrial F&B
Investments III, Inc.,
7.750%,
02/11/2033 851,536
0.3
1,050,000
(1)
Insulet Corp., 6.500%,
04/01/2033 1,065,815
0.4
1,000,000
(1)
Jazz Securities DAC,
4.375%,
01/15/2029 980,061
0.3
350,000
(1)
LifePoint Health, Inc.,
8.375%,
02/15/2032 364,758
0.1
1,170,000
(1)
LifePoint Health, Inc.,
9.875%,
08/15/2030 1,234,245
0.4
1,400,000
(1)
Medline Borrower L.P.,
5.250%,
10/01/2029 1,392,152
0.5
900,000
(1)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 890,807
0.3
200,000
(1)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 6.750%,
05/15/2034 211,222
0.1
640,000
(1)
Performance Food
Group, Inc., 5.625%,
03/01/2034 628,599
0.2
1,045,000  Perrigo Finance
Unlimited Co., 6.125%,
09/30/2032 998,786
0.3
1,125,000
(1)
Post Holdings, Inc.,
4.625%,
04/15/2030 1,087,493
0.4
375,000
(1)
Post Holdings, Inc.,
6.250%,
10/15/2034 368,666
0.1
790,000
(1)
Post Holdings, Inc.,
6.375%,
03/01/2033 784,316
0.3
620,000
(1)
Primo Water Holdings,
Inc. / Triton Water
Holdings, Inc., 6.250%,
04/01/2029 622,716
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,040,000
(1)(2)
Select Medical Corp.,
6.250%,
12/01/2032 $ 1,010,983
0.3
535,000  Service Corp.
International, 5.125%,
06/01/2029 531,098
0.2
590,000  Service Corp.
International, 5.750%,
10/15/2032 593,112
0.2
855,000
(1)
Shift4 Payments LLC
/ Shift4 Payments
Finance Sub, Inc.,
6.750%,
08/15/2032 857,233
0.3
1,375,000
(1)
Simmons Foods, Inc./
Simmons Prepared
Foods, Inc./Simmons
Pet Food, Inc./Simmons
Feed, 4.625%,
03/01/2029 1,329,250
0.5
970,000
(1)
Sotera Health
Holdings LLC, 7.375%,
06/01/2031 1,006,968
0.3
720,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 720,375
0.2
1,415,000
(1)
Tenet Healthcare Corp.,
6.000%,
11/15/2033 1,428,390
0.5
55,000  Tenet Healthcare Corp.,
6.125%,
10/01/2028 55,250
0.0
1,485,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 1,497,738
0.5
765,000  United Rentals North
America, Inc., 4.875%,
01/15/2028 762,941
0.3
290,000
(1)
United Rentals North
America, Inc., 6.125%,
03/15/2034 297,666
0.1
915,000
(1)
Wand NewCo 3, Inc.,
7.625%,
01/30/2032 946,889
0.3
380,000
(1)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 376,848
0.1
765,000
(1)
Williams Scotsman,
Inc., 6.625%,
04/15/2030 788,674
0.3
220,000
(1)
Williams Scotsman,
Inc., 7.375%,
10/01/2031 227,915
0.1
51,566,526
17.7
Energy : 7.7%
670,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.375%,
06/15/2029 668,228
0.2
905,000
(1)
Archrock Services L.P.
/ Archrock Partners
Finance Corp., 6.000%,
02/01/2034 900,118
0.3
905,000
(1)
Civitas Resources, Inc.,
8.750%,
07/01/2031 945,675
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
665,000
(1)
CNX Resources Corp.,
7.250%,
03/01/2032 $ 685,473
0.2
1,010,000
(1)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 1,018,775
0.3
830,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 6.875%,
06/01/2034 826,572
0.3
345,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.375%,
06/30/2033 351,702
0.1
514,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 534,516
0.2
995,000
(1)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 1,042,570
0.4
390,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 383,991
0.1
210,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 203,533
0.1
470,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.250%,
04/15/2032 455,240
0.2
470,000
(1)
Howard Midstream
Energy Partners LLC,
7.375%,
07/15/2032 487,041
0.2
1,360,000
(1)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 1,368,522
0.5
1,140,000
(1)
Kodiak Gas Services
LLC, 5.875%,
04/01/2031 1,143,533
0.4
655,000
(1)
Northern Oil and
Gas, Inc., 8.750%,
06/15/2031 675,001
0.2
1,050,000
(1)
Northriver Midstream
Finance L.P., 6.750%,
07/15/2032 1,063,943
0.4
350,000  SM Energy Co.,
6.625%,
01/15/2027 350,685
0.1
975,000
(1)
Summit Midstream
Holdings LLC, 8.625%,
10/31/2029 1,016,542
0.3
1,470,000
(1)
Sunoco L.P., 5.875%,
03/15/2034 1,450,719
0.5
1,415,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
04/30/2030 1,375,214
0.5
820,000
(1)
Transocean
International Ltd.,
7.875%,
10/15/2032 856,461
0.3
1,070,000
(1)
Venture Global
LNG, Inc., 7.000%,
01/15/2030 1,091,811
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,190,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 $ 1,239,151
0.4
1,140,000
(1)
Venture Global
Plaquemines LNG LLC,
6.500%,
01/15/2034 1,188,384
0.4
1,135,000
(1)
Venture Global
Plaquemines LNG LLC,
6.750%,
01/15/2036 1,203,987
0.4
22,527,387
7.7
Financial : 11.5%
260,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 6.750%,
07/01/2032 233,922
0.1
1,240,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 7.500%,
11/06/2030 1,176,916
0.4
1,940,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.500%,
10/01/2031 1,937,104
0.7
850,000
(2)
Ally Financial, Inc.,
6.700%,
02/14/2033 875,278
0.3
1,200,000
(1)
Burford Capital Global
Finance LLC, 6.875%,
04/15/2030 1,143,276
0.4
1,050,000
(1)
First Eagle Holdings,
Inc., 7.250%,
08/15/2032 1,058,291
0.4
1,175,000
(1)
Focus Financial
Partners LLC, 6.750%,
09/15/2031 1,182,905
0.4
320,000
(1)
Freedom Mortgage
Corp., 6.625%,
01/15/2027 320,174
0.1
650,000
(1)
Freedom Mortgage
Corp., 12.250%,
10/01/2030 701,789
0.2
830,000
(1)
Freedom Mortgage
Holdings LLC, 8.375%,
04/01/2032 844,879
0.3
1,530,000
(1)
Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp.,
10.000%,
11/15/2029 1,510,822
0.5
1,690,000
(1)
Iron Mountain, Inc.,
5.250%,
07/15/2030 1,665,743
0.6
925,000
(1)
Iron Mountain, Inc.,
6.250%,
01/15/2035 929,762
0.3
355,000
(1)
Jane Street Group /
JSG Finance, Inc.,
4.500%,
11/15/2029 346,247
0.1
1,330,000
(1)
Jane Street Group /
JSG Finance, Inc.,
6.125%,
11/01/2032 1,330,895
0.4
500,000
(1)
Midcap Financial
Issuer Trust, 5.625%,
01/15/2030 483,227
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
500,000
(1)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 $ 499,579
0.2
920,000  Navient Corp., 4.875%,
03/15/2028 902,942
0.3
1,795,000  OneMain Finance
Corp., 5.375%,
11/15/2029 1,764,284
0.6
1,085,000  OneMain Finance
Corp., 6.500%,
03/15/2033 1,068,526
0.4
1,530,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 1,526,032
0.5
1,355,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 1,388,181
0.5
830,000
(1)
PennyMac Financial
Services, Inc., 6.875%,
02/15/2033 809,908
0.3
1,055,000
(1)
PennyMac Financial
Services, Inc., 7.875%,
12/15/2029 1,097,832
0.4
1,445,000
(1)
PRA Group, Inc.,
5.000%,
10/01/2029 1,366,322
0.5
585,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 5.750%,
03/15/2034 579,912
0.2
465,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 6.500%,
06/15/2033 477,386
0.2
535,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 546,954
0.2
1,180,000
(1)
Rocket Cos., Inc.,
6.125%,
08/01/2030 1,200,824
0.4
1,480,000
(1)
Rocket Cos., Inc.,
6.375%,
08/01/2033 1,506,957
0.5
352,000
(3)
SLM Corp., 6.495%,
05/15/2032 352,033
0.1
550,000
(1)
Starwood Property
Trust, Inc., 6.500%,
07/01/2030 562,711
0.2
950,000
(1)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 994,152
0.3
1,000,000
(1)
WS Escrow LLC,
7.750%,
06/01/2033 1,027,587
0.3
33,413,352
11.5
Industrial : 12.5%
730,000
(1)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 746,402
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
920,000
(1)
AmeriTex HoldCo
Intermediate LLC,
7.625%,
08/15/2033 $ 962,010
0.3
805,000
(1)
Amsted Industries, Inc.,
6.375%,
03/15/2033 814,532
0.3
695,000
(1)
Arcosa, Inc., 6.875%,
08/15/2032 725,547
0.2
1,135,000
(1)
Avient Corp., 6.250%,
11/01/2031 1,150,858
0.4
825,000
(1)
Bombardier, Inc.,
6.750%,
06/15/2033 855,014
0.3
1,710,000
(1)
Builders FirstSource,
Inc., 6.375%,
06/15/2032 1,736,801
0.6
920,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 920,892
0.3
1,110,000
(1)
Clean Harbors, Inc.,
6.375%,
02/01/2031 1,126,444
0.4
1,375,000
(1)
Clydesdale Acquisition
Holdings, Inc., 6.750%,
04/15/2032 1,335,607
0.5
630,000  Crown Americas LLC,
5.875%,
06/01/2033 634,841
0.2
1,595,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 1,632,616
0.6
700,000
(1)
Energizer Holdings,
Inc., 4.750%,
06/15/2028 694,851
0.2
675,000
(1)
Energizer Holdings,
Inc., 6.000%,
09/15/2033 650,299
0.2
605,000
(1)
Entegris Escrow Corp.,
5.950%,
06/15/2030 611,764
0.2
535,000
(1)
Entegris, Inc., 3.625%,
05/01/2029 512,647
0.2
1,160,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 1,157,891
0.4
375,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.875%,
04/15/2033 375,398
0.1
650,000
(1)
GFL Environmental
Holdings US, Inc.,
5.500%,
02/01/2034 636,570
0.2
798,000
(1)
GFL Environmental,
Inc., 4.375%,
08/15/2029 776,338
0.3
400,000
(1)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 400,010
0.1
580,000
(1)
Global Infrastructure
Solutions, Inc., 7.500%,
04/15/2032 608,550
0.2
1,275,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 1,252,978
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,160,000
(1)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 $ 1,147,807
0.4
1,820,000
(1)
Quikrete Holdings, Inc.,
6.375%,
03/01/2032 1,859,416
0.6
1,105,000
(1)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 1,033,899
0.4
1,400,000
(1)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 1,476,931
0.5
1,050,000
(1)
Solaris Energy
Infrastructure LLC,
6.375%,
05/15/2031 1,062,251
0.4
705,000
(1)
Standard Industries,
Inc., 3.375%,
01/15/2031 634,979
0.2
985,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 936,233
0.3
1,050,000
(1)
Stonepeak Nile
Parent LLC, 7.250%,
03/15/2032 1,088,110
0.4
665,000
(1)
Terex Corp., 6.250%,
10/15/2032 673,997
0.2
645,000
(1)
TransDigm, Inc.,
6.000%,
01/15/2033 651,723
0.2
310,000
(1)
TransDigm, Inc.,
6.250%,
01/31/2034 316,577
0.1
545,000
(1)
TransDigm, Inc.,
6.375%,
05/31/2033 550,550
0.2
1,035,000
(1)
TransDigm, Inc.,
6.625%,
03/01/2032 1,062,811
0.4
905,000
(1)
TransDigm, Inc.,
6.750%,
01/31/2034 928,914
0.3
810,000
(1)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 830,891
0.3
890,000
(1)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 878,393
0.3
1,155,000
(1)
WESCO Distribution,
Inc., 5.500%,
04/15/2034 1,145,451
0.4
36,597,793
12.5
Technology : 4.5%
840,000
(1)
Amentum Escrow Corp.,
7.250%,
08/01/2032 865,737
0.3
840,000
(1)
CACI International, Inc.,
6.375%,
06/15/2033 852,449
0.3
1,910,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 1,854,651
0.6
875,000
(1)
Cloud Software
Group, Inc., 6.625%,
08/15/2033 759,313
0.3
1,385,000
(1)
CoreWeave, Inc.,
9.250%,
06/01/2030 1,395,014
0.5
510,000
(1)
Fair Isaac Corp.,
6.000%,
05/15/2033 502,449
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
855,000
(1)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 $ 870,287
0.3
720,000
(1)
McAfee Corp., 7.375%,
02/15/2030 612,408
0.2
925,000
(1)
OAK-Eagle Acquireco,
Inc., 7.250%,
07/01/2033 968,152
0.3
925,000
(1)
OAK-Eagle Acquireco,
Inc., 8.750%,
07/01/2034 982,278
0.3
515,000
(1)
Open Text Corp.,
3.875%,
12/01/2029 473,918
0.2
965,000
(1)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 884,714
0.3
965,000
(1)(2)
Playtika Holding Corp.,
4.250%,
03/15/2029 864,529
0.3
1,210,000
(1)
UKG, Inc., 6.875%,
02/01/2031 1,176,276
0.4
13,062,175
4.5
Utilities : 1.8%
840,000
(1)
Alpha Generation LLC,
6.750%,
10/15/2032 855,838
0.3
770,000
(1)
NRG Energy, Inc.,
3.625%,
02/15/2031 715,383
0.2
1,240,000
(1)
NRG Energy, Inc.,
6.000%,
02/01/2033 1,247,099
0.4
785,000
(1)
NRG Energy, Inc.,
6.250%,
11/01/2034 795,176
0.3
514,000
(3)
PG&E Corp., 6.850%,
09/15/2056 512,429
0.2
1,135,000
(1)
Talen Energy Supply
LLC, 6.250%,
02/01/2034 1,128,578
0.4
5,254,503
1.8
Total Corporate Bonds/
Notes
(Cost $256,566,193)
256,935,420
88.1
BANK LOANS : 8.5%
Communications : 0.3%
1,000,000
(4)
NTI Buyer LLC,
06/12/2033 995,000
0.3
Consumer, Cyclical : 2.1%
997,500  AI Aqua Merger Sub
Inc FKA Osmosis
Buyer Limited,
Tranche B, 6.119%,
(TSFR3M+2.750%),
07/31/2028 997,983
0.4
1,000,000  AI Aqua Merger Sub,
Inc., Tranche B, 6.119%,
(TSFR1M+2.5%),
06/25/2033 1,000,833
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
1,000,000  EG America LLC,
Tranche B, 6.916%,
(TSFR1M+2.250%),
02/10/2031 $ 1,004,844
0.4
994,962  Flynn Restaurant
Group LP, Tranche
B2, 7.394%,
(TSFR1M+3.75%),
01/28/2032 986,008
0.3
994,937  LC Ahab US Bidco LLC,
Tranche B, 6.144%,
(TSFR1M+2.250%),
05/01/2031 995,558
0.3
1,000,000  Raising Canes
Restaurants LLC,
Tranche B, 5.613%,
(TSFR1M+2%),
06/06/2033 996,094
0.3
5,981,320
2.1
Consumer, Non-cyclical : 2.7%
1,000,000  Electron Bidco Inc.,
Tranche B, 6.144%,
(TSFR1M+2.250%),
02/07/2033 1,002,083
0.3
1,000,000  Ensemble RCM LLC,
Tranche B, 6.663%,
(TSFR3M+3.000%),
02/09/2033 994,896
0.3
997,697  Fugue Finance B.V.,
Tranche B, 5.916%,
(TSFR3M+2.250%),
01/09/2032 996,553
0.3
1,000,000  Hopper Merger
Sub, Inc., Tranche
B, 5.930%,
(TSFR3M+2.25%),
04/07/2033 979,437
0.3
1,000,000  McKesson Medical-
Surgical Top
Holdings, Inc.,
Tranche B, 5.982%,
(TSFR3M+2.25%),
06/09/2032 1,002,031
0.3
1,000,000  Mister Car Wash
Holdings Inc.,
Incremental First Lien
Term Loan B, 6.644%,
(TSFR1M+3%),
03/27/2031 1,004,107
0.4
1,000,000  Nourish Buyer I, Inc.,
Tranche B, 7.669%,
(TSFR3M+4.000%),
07/12/2032 1,009,375
0.4
997,500  Primo Brands
(BlueTriton Brands/
Nestl Waters NA) Term
Loan B 275-15, Tranche
B, 6.482%,
03/31/2031 1,003,059
0.4
7,991,541
2.7
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Energy : 0.3%
715,500  Third Coast
Infrastructure
LLC, 6.894%,
(TSFR1M+3.250%),
09/25/2030 $ 719,972
0.3
Industrial : 2.4%
94,118
(5)
Azuria Water
Solutions, Inc.,
Initial Delayed Draw
Term Loan, 6.430%,
(TSFR3M+2.75%),
04/25/2033 94,118
0.0
905,882  Azuria Water
Solutions, Inc.,
Tranche B, 6.430%,
(TSFR3M+2.75%),
04/25/2033 905,882
0.3
1,000,000
(4)
Belden, Inc., Tranche B,
06/11/2033 1,002,500
0.4
994,975  Chariot Buyer LLC,
Tranche B, 6.644%,
(TSFR1M+2.250%),
09/08/2032 996,517
0.3
997,500  Graham Packaging
Company Inc.,
Tranche B, 5.894%,
(TSFR1M+2.250%),
01/26/2033 999,144
0.4
1,000,000  Hillenbrand Inc.,
Tranche B, 3.644%,
(TSFR1M+2.250%),
02/10/2033 983,125
0.3
995,007  Pro Mach Group, Inc.,
Tranche B, 6.144%,
(TSFR1M+2.5%),
10/18/2032 996,756
0.3
997,500  TK Elevator Midco
Gmbh, Term
Loan B, 6.480%,
(TSFR6M+2.750%),
04/30/2030 1,002,844
0.4
6,980,886
2.4
Technology : 0.3%
1,000,000  AthenaHealth
Group, Inc.,
Tranche B, 6.870%,
(TSFR1M+3.25%),
02/17/2032 990,625
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Utilities : 0.4%
1,000,000  Discovery Energy
Holding Corporation,
Tranche B, 6.732%,
(TSFR3M+3.000%),
05/01/2031 $ 1,002,812
0.4
Total Bank Loans
(Cost $24,605,087)
24,662,156
8.5
Total Long-Term
Investments
(Cost $281,171,280)
281,597,576
96.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.9%
Time Deposits : 0.4%
182,470
(6)
Credit Agricole
Corporate and
Investment Bank,
3.600
%,
07/01/2026 182,470
0.1
182,470
(6)
DZ Bank AG,
3.610
%,
07/01/2026 182,470
0.1
182,470
(6)
Landesbank
Hessen Thueringen
Girozentrale,
3.630
%,
07/01/2026 182,470
0.1
182,470
(6)
Mizuho Bank Ltd.,
3.620
%,
07/01/2026 182,470
0.0
182,470
(6)
Royal Bank of Canada,
3.670
%,
07/01/2026 182,470
0.1
182,470
(6)
Societe Generale S.A.,
3.630
%,
07/01/2026 182,470
0.0
Total Time Deposits
(Cost $1,094,820)
1,094,820
0.4
Repurchase Agreements : 2.1%
1,004,521
(6)
CF Secured,
LLC, Repurchase
Agreement dated
06/30/2026, 3.650%,
due 07/01/2026
(Repurchase
Amount $1,004,621,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-7.000%, Market
Value plus accrued
interest $1,024,612, due
08/31/26-12/20/65)
1,004,521
0.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,633,703
(6)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
06/30/2026, 3.650%,
due 07/01/2026
(Repurchase
Amount $1,633,866,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-7.000%, Market
Value plus accrued
interest $1,666,377, due
04/07/28-06/20/56)
$ 1,633,703
0.6
110,711
(6)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
06/30/2026, 3.640%,
due 07/01/2026
(Repurchase Amount
$110,722, collateralized
by various U.S.
Government Securities,
2.125%-4.125%, Market
Value plus accrued
interest $112,925, due
06/30/27-01/15/35)
110,711
0.0
1,766,047
(6)
Jefferies LLC,
Repurchase
Agreement dated
06/30/2026, 3.650%,
due 07/01/2026
(Repurchase
Amount $1,766,224,
collateralized by various
U.S. Government
Securities, 0.000%-
4.250%, Market Value
plus accrued interest
$1,801,368, due
12/17/26-05/15/51)
1,766,047
0.6
255,229
(6)
Mizuho Securities
USA Inc., Repurchase
Agreement dated
06/30/2026, 3.640%,
due 07/01/2026
(Repurchase Amount
$255,254, collateralized
by various U.S.
Government Securities,
3.375%-4.250%, Market
Value plus accrued
interest $260,334, due
03/15/27-08/31/31)
255,229
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,433,776
(6)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
06/30/2026, 3.650%,
due 07/01/2026
(Repurchase
Amount $1,433,919,
collateralized by various
U.S. Government
Agency Obligations,
3.000%-6.500%, Market
Value plus accrued
interest $1,462,638, due
05/01/31-05/01/56)
$ 1,433,776
0.5
Total Repurchase
Agreements
(Cost $6,203,987)
6,203,987
2.1
Commercial Paper : 2.8%
3,000,000
AutoZone, Inc.,
3.930
%,
07/08/2026 2,997,417
1.0
2,000,000  Constellation Energy
Corp.,
4.500
%,
07/06/2026 1,998,520
0.7
3,000,000  Exxon Mobil Corp.,
3.640
%,
07/02/2026 2,999,402
1.1
Total Commercial Paper
(Cost $7,996,339)
7,995,339
2.8
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.6%
1,728,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.560%
(Cost $1,728,000) $ 1,728,000 0.6
Total Short-Term
Investments
(Cost $17,023,146)
17,022,146
5.9
Total Investments in
Securities
(Cost $298,194,426) $ 298,619,722 102.5
Liabilities in Excess of
Other Assets
(7,183,187) (2.5)
Net Assets $ 291,436,535 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of June
30, 2026.
(4)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(5)
All or a portion of this holding is subject to unfunded loan commitments.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of June 30, 2026.
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
TSFR6M 6-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series HYB Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2026
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 256,935,420 $ — $ 256,935,420
Bank Loans — 24,662,156 — 24,662,156
Short-Term Investments 1,728,000 15,294,146 — 17,022,146
Total Investments, at fair value $ 1,728,000 $ 296,891,722 $ — $ 298,619,722
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,537,327
Gross Unrealized Depreciation (2,112,031)
Net Unrealized Appreciation $ 425,296